Additional Notes - Summary of Obligations arising from Leases (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating lease [Line Items]
Leases of Low-Value Assets and Short-Term Leases	€ 0	€ 3
Share-based payment programs	49,459	9,500
Other	7,674	14,597
Contractual obligation	57,133	24,100
Future payment commitments for clinical studies	276,700	442,500
Less than 1 Year
Disclosure of operating lease [Line Items]
Leases of Low-Value Assets and Short-Term Leases	0	0
Share-based payment programs	1,113	200
Other	1,883	1,098
Contractual obligation	2,996	1,298
Future payment commitments for clinical studies	133,700	228,400
Between One and Five Years
Disclosure of operating lease [Line Items]
Leases of Low-Value Assets and Short-Term Leases	0	3
Share-based payment programs	48,346	9,300
Other	5,791	13,499
Contractual obligation	54,137	22,802
Future payment commitments for clinical studies	143,000	214,100
More than 5 Years
Disclosure of operating lease [Line Items]
Leases of Low-Value Assets and Short-Term Leases	0	0
Share-based payment programs	0	0
Other	0	0
Contractual obligation	0	0
Future payment commitments for clinical studies	€ 0	€ 0